LOANS RECEIVABLE AND REVENUE - Loans Receivable by Product, Credit Services Organization (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans and Leases Receivable Disclosure [Line Items]
Current loans receivable guaranteed by the Company	$ 68,247	$ 65,774
Delinquent loans receivable guaranteed by the Company	12,154	13,017
Total loans receivable guaranteed by the Company	80,401	78,791
Less: Liability for losses on CSO lender-owned consumer loans	(12,007)	(17,795)	$ (17,052)
Loans receivable guaranteed by the Company, net	68,394	60,996
Consumer Portfolio Segment | Unsecured Installment
Loans and Leases Receivable Disclosure [Line Items]
Current loans receivable guaranteed by the Company	65,743	62,676
Delinquent loans receivable guaranteed by the Company	11,708	12,480
Total loans receivable guaranteed by the Company	77,451	75,156
Less: Liability for losses on CSO lender-owned consumer loans	(11,582)	(17,073)	(15,630)
Loans receivable guaranteed by the Company, net	65,869	58,083
Consumer Portfolio Segment | Secured Installment
Loans and Leases Receivable Disclosure [Line Items]
Current loans receivable guaranteed by the Company	2,504	3,098
Delinquent loans receivable guaranteed by the Company	446	537
Total loans receivable guaranteed by the Company	2,950	3,635
Less: Liability for losses on CSO lender-owned consumer loans	(425)	(722)	$ (1,148)
Loans receivable guaranteed by the Company, net	$ 2,525	$ 2,913